Loans and other financial assets at amortized cost - Details of restricted due from banks (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted due from financial institutions [Line Items]
Total	₩ 2,161,182	₩ 2,307,154
Due from banks in local currency
Restricted due from financial institutions [Line Items]
Total	386,124	675,951
Due from banks in local currency | Due from The BOK
Restricted due from financial institutions [Line Items]
Total	₩ 160,000	₩ 600,000
Reason of restriction	Reserve deposits under BOK Act	Reserve deposits under the BOK Act
Counterparty	BOK	The BOK
Due from banks in local currency | Due from KSFC
Restricted due from financial institutions [Line Items]
Total	₩ 2,419	₩ 54
Reason of restriction	Customer deposits return reserve	Futures trading margin
Counterparty	The Korea Securities Finance Corporation	KB Securities Co. Ltd.
Due from banks in local currency | Others
Restricted due from financial institutions [Line Items]
Total	₩ 223,705	₩ 75,897
Reason of restriction	Korean Won CCP margin and others	Guarantees, mortgage of domestic exchange transactions and others
Counterparty	Korea Exchange and others	Korea Federation of Savings Banks and others
Due from banks in foreign currencies
Restricted due from financial institutions [Line Items]
Total	₩ 1,775,058	₩ 1,631,203
Due from banks in foreign currencies | Due from banks on demand
Restricted due from financial institutions [Line Items]
Total	₩ 193,507	₩ 128,492
Reason of restriction	Reserve deposits under BOK Act and others	Reserve deposits under the BOK Act and others
Counterparty	BOK and others	The BOK and others
Due from banks in foreign currencies | Due from banks on time
Restricted due from financial institutions [Line Items]
Total	₩ 253
Reason of restriction	Reserve deposits and others
Counterparty	National Bank Cambodia
Due from banks in foreign currencies | Others
Restricted due from financial institutions [Line Items]
Total	₩ 1,581,298	₩ 1,502,474
Reason of restriction	Overseas futures and options trade deposits and others	Overseas futures and options trade deposits and others
Counterparty	Korea Investment & Securities and others	Korea Investment & Securities and others
Due from banks in foreign currencies | Foreign currency deposits on time
Restricted due from financial institutions [Line Items]
Total		₩ 237
Reason of restriction		Reserve deposits and others
Counterparty		National Bank Cambodia